Prepaid taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Prepaid taxess [Line Items]
V.A.T.	$ 27,674	$ 14,052
Income tax payments in advance	1,258	4,517
Other prepaid taxes	939	98
Total prepaid taxes	29,871	18,667
Classified as follows:
Current	26,048	15,815
Non current	3,823	2,852
Total prepaid taxes	$ 29,871	$ 18,667